Accounts Receivable, Net - Summary of Account Receivable Net Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Trade and Other Receivables [Line Items]
Trade accounts receivable	$ 389.0		$ 259.3
Allowance for doubtful accounts	(2.4)		(1.8)
Other accounts receivable	7.7		3.5
Total	402.3		274.6
Opening balance	(1.8)
Remeasurement of loss allowance	(0.6)	$ (1.1)
Ending balance	(2.4)
Federal Advanced Manufacturing Fund Loan [Member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	0.0		6.0
Federal Ministry of Industry, Strategic Innovation Fund Agreement [Member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	5.2		3.0
Canada Emergency Wage Subsidy receivable [Member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	0.0		0.5
Northern Industrial Electricity Rate program rebate receivable [Member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	2.8		2.6
Ontario Workplace Safety and Insurance Board New Experimental Experience Rating rebate receivable [Member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	$ 0.0		$ 1.5